Vessels, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of Vessels, Net
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2021	872,676,077	(191,338,924)	681,337,153

Additions	748,848	—	748,848
Impairment loss	(22,779,899)	19,612,865	(3,167,034)
Disposals	(12,046,017)	—	(12,046,017)
Transfer to Assets held for sale	(10,579,596)	—	(10,579,596)
Depreciation for the year	—	(27,814,901)	(27,814,901)

Balance, December 31, 2022	828,019,413	(199,540,960)	628,478,453

Additions	—	—	—
Impairment loss	(15,722,992)	12,906,119	(2,816,873)
Disposals	(78,933,759)	15,908,259	(63,025,500)
Transfer to Assets held for sale	(34,633,200)	—	(34,633,200)
Depreciation for the year	—	(23,707,797)	(23,707,797)

Balance, December 31, 2023	698,729,462	(194,434,379)	504,295,083